Tax	6 Months Ended
Jun. 30, 2022
Tax
25 Tax
The Group previously calculated the provision for income tax expense or benefit during interim reporting periods by applying the estimated annual effective tax rate to the income/loss of the year to date reporting period. However, the historical method could sometimes create distortions in the effective tax rate for the period. Since small changes in the estimated income/loss for 2022 would result in significant changes in the estimated annual effective tax rate, it was concluded the actual year to date effective tax rate to be the best estimate of the annual effective tax rate as permitted by ASC Topic 740 – Income Taxes – Interim Reporting. The Group therefore used a year to date effective tax rate (discrete method) to calculate the 2Q22 income tax expense.
The 2Q22 income tax expense of CHF 419 million resulted in an effective tax rate of (35.7)% for the quarter. The main drivers of the effective tax rate were the impact of the change in estimate of the annual effective tax rate, valuation allowances relating to current period earnings, non-deductible litigation provisions, non-deductible funding costs and shortfall tax charges on share-based compensation delivered in this period. This was partially offset by the impact of the geographical mix of results. The details of the 2Q22 tax rate reconciliation resulting from applying the year to date effective tax rate are outlined below.
Net deferred tax assets related to NOL, net deferred tax assets on temporary differences and net deferred tax liabilities are presented in the following manner. Nettable gross deferred tax liabilities are allocated on a pro-rata basis to gross deferred tax assets on NOL and gross deferred tax assets on temporary differences. This approach is aligned with the underlying treatment of netting gross deferred tax assets and liabilities under the Basel framework. Valuation allowances have been allocated against such deferred tax assets on NOL first, with any remainder allocated to such deferred tax assets on temporary differences. This presentation is considered the most appropriate disclosure given the underlying nature of the gross deferred tax balances.
As of June 30, 2022, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 20.1 billion, which are considered indefinitely reinvested. The Group would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. No deferred tax liability was recorded in respect of those amounts, as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
The Group is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, Germany, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF 164 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2019 (federal and Zurich cantonal level); Brazil – 2017; the UK – 2012, and the US – 2010.
Effective tax rate
in	2Q22	1Q22	2Q21	6M22	6M21
Effective tax rate (%)	(35.7)	35.3	69.6	(16.7)	71.4
Tax expense reconciliation
in	2Q22
Income tax expense computed at the Swiss statutory tax rate of 18.5% (CHF million)	(217)
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(37)
Other non-deductible expenses	142
Changes in deferred tax valuation allowance	142
Lower taxed income	(31)
Income taxable to noncontrolling interests	2
(Windfall tax benefits)/shortfall tax charges on share-based compensation	51
Change in accounting estimate	350
Other	17
Income tax expense	419
Foreign tax rate differential
2Q22 included a foreign tax impact of CHF 37 million, mainly driven by the current period earnings mix.
Other non-deductible expenses
2Q22 included the impact of CHF 89 million of non-deductible litigation provisions and CHF 53 million relating to non-deductible interest expenses, the UK bank levy and other non-deductible expenses.
Changes in deferred tax valuation allowance
2Q22 included the impact of the current period earnings, resulting in an increase in valuation allowances of CHF 142 million, mainly in respect of one of the Group’s operating entities in Switzerland, two of the Group’s operating entities in the UK and one of the Group’s operating entities in Hong Kong.
Lower taxed income
2Q22 primarily included the impact of CHF 17 million related to non-taxable dividend income and CHF 12 million related to non-taxable life insurance income. The remaining balance included various smaller items.
Other
2Q22 included the impact of CHF 17 million, which mainly reflected the tax impact of CHF 26 million relating to the current period base erosion and anti-abuse tax provision, CHF 10 million relating to an accounting standard implementation transition adjustment for own credit movements, CHF 6 million relating to dividend equivalents of share-based compensation and CHF 3 million relating to own credit valuation movements. This was partially offset by CHF 26 million relating to withholding taxes. The remaining balance included various smaller items.
Net deferred tax assets
end of	2Q22	1Q22
Net deferred tax assets (CHF million)
Deferred tax assets	3,867	4,052
of which net operating losses	1,124	1,307
of which deductible temporary differences	2,743	2,745
Deferred tax liabilities	(1,043)	(793)
Net deferred tax assets	2,824	3,259

Bank
Tax
24 Tax
The Bank previously calculated the provision for income tax expense or benefit during interim reporting periods by applying the estimated annual effective tax rate to the income/loss of the year to date reporting period. However, the historical method could sometimes create distortions in the effective tax rate for the period. Since small changes in the estimated income/loss for 2022 would result in significant changes in the estimated annual effective tax rate, it was concluded the actual year to date effective tax rate to be the best estimate of the annual effective tax rate as permitted by ASC Topic 740 – Income Taxes – Interim Reporting. The Bank therefore used a year to date effective tax rate (discrete method) to calculate the 6M22 income tax expense.
The 6M22 income tax expense of CHF 221 million resulted in an effective tax rate of (12.6)% for 6M22. The main drivers of the effective tax rate were the impact of the valuation allowances relating to current period earnings, the non-deductible funding costs, non-deductible litigation provisions and shortfall tax charges on share-based compensation delivered in this period. This was partially offset by the impact of the geographical mix of results. The details of the 6M22 tax rate reconciliation resulting from applying the year to date effective tax rate are outlined below.
Net deferred tax assets related to net operating losses (NOL), net deferred tax assets on temporary differences and net deferred tax liabilities are presented in the following manner. Nettable gross deferred tax liabilities are allocated on a pro-rata basis to gross deferred tax assets on NOL and gross deferred tax assets on temporary differences. This approach is aligned with the underlying treatment of netting gross deferred tax assets and liabilities under the Basel III framework. Valuation allowances have been allocated against such deferred tax assets on NOL first, with any remainder allocated to such deferred tax assets on temporary differences. This presentation is considered the most appropriate disclosure given the underlying nature of the gross deferred tax balances.
As of June 30, 2022, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF 19.6 billion, which are considered indefinitely reinvested. The Bank would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. No deferred tax liability was recorded in respect of those amounts, as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
The Bank is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, Switzerland, the US and the UK. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF 164 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2019 (federal and Zurich cantonal level); Brazil – 2017; the UK – 2012, and the US – 2010.
Effective tax rate
in	6M22	6M21
Effective tax rate (%)	(12.6)	40.0
Tax expense reconciliation
in	6M22
Income tax expense computed at the Swiss statutory tax rate of 18.5% (CHF million)	(324)
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	18
Changes in tax law and rates	17
Other non-deductible expenses	253
Changes in deferred tax valuation allowance	250
Lower taxed income	(67)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	61
Other	13
Income tax expense	221
Foreign tax rate differential
6M22 included a foreign tax impact of CHF 18 million, mainly driven by the current period earnings mix.
Changes in tax law and rates
6M22 included the impact of CHF 17 million related to the tax rate change in the UK.
Other non-deductible expenses
6M22 included the impact of CHF 157 million of non-deductible litigation provisions and CHF 96 million relating to non-deductible interest expenses, the UK bank levy and other non-deductible costs.
Changes in deferred tax valuation allowance
6M22 included the impact of the current period earnings, resulting in an increase in the valuation allowance of CHF 250 million, mainly in respect of one of the Bank’s operating entities in Switzerland, one of the Bank’s operating entities in the UK and one of the Bank’s operating entities in Hong Kong and in Japan.
Lower taxed income
6M22 primarily included the impact of CHF 41 million related to non-taxable dividend income and CHF 23 million related to non-taxable life insurance income. The remaining balance included various smaller items.
Other
6M22 included a tax expense of CHF 13 million, which mainly reflected the tax impact of CHF 31 million relating to the current year base erosion and anti-abuse tax (BEAT) provision, CHF 22 million relating to an accounting standard implementation transition adjustment for own credit movements, CHF 12 million relating to dividend equivalents of share-based compensation and CHF 5 million relating to withholding taxes. This was partially offset by CHF 20 million relating to prior years’ adjustments and CHF 30 million relating to a reversal of previously unrecognized tax benefits. The remaining balance included various smaller items.
Net deferred tax assets
end of	6M22	2021
Net deferred tax assets (CHF million)
Deferred tax assets	3,825	3,666
of which net operating losses	1,121	877
of which deductible temporary differences	2,704	2,789
Deferred tax liabilities	(358)	(122)
Net deferred tax assets	3,467	3,544